RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Chih-Hsiang Tang	Independent Director and shareholder of the Company
4	MKDWELL Tech Inc.	Shareholder of MKD BVI

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15.	RELATED PARTY TRANSACTIONS – Continued

(b)	Amounts from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of December 31,	As of June 30,
		2023	2024
Related parties	Nature		(Unaudited)
MKDWELL Tech Inc.	Expenses paid on behalf a related party	$14,674	$14,905

(c)	Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,	As of June 30,
		2023	2024
Related parties	Nature		(Unaudited)
Ming-Chia Huang (1)	Loan from related parties	$334,028	$792,421
Ming-Chao Huang	Loan from related parties	7,044	6,880
Ming-Chao Huang	Expenses paid on behalf the Company	491	706
Total		$341,563	$800,007

(1)

The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% in 2022 and 2023. In May 2022. Ming-Chia Huang converted US$336,022 loan balance in exchange for 1,000,000 ordinary shares of MKD Taiwan, with the remaining balance due on December 2023.

For the years ended December 31, 2023, the Company entered into 6 loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$326,524 to the Company with annual interest rate at 3.5%, of which US$200,308 is due on demand, and US$126,216 with one-year maturity will be due in July 2024 and December 2024, respectively.

For six months ended June 30, 2024, the Company entered into 6 loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$212,707 to the Company with annual interest rate at 3.5% and one-year maturity which will be due in January 2025, April 2025, May 2025 and June 2025, respectively;

For six months ended June 30, 2024, the Company entered into 2 loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$ 235,000 to the Company with annual interest rate at 6% and one-year maturity which will both be due in June 2025.

(d)	Related party transactions

	For the six months ended June 30,
Nature	2023	2024
	(Unaudited)
Interest expenses of loans from related parties
Ming-Chia Huang	$1,809	$7,961

Proceeds of loans from related parties
Ming-Chia Huang	$163,644	$470,086

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chairman and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Chih-Hsiang Tang	Director and shareholder of the Company
4	MKDWELL Tech Inc.	Shareholder of the Company

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18.	RELATED PARTY TRANSACTIONS – Continued

(b)	Amounts from related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,
Related parties	Nature	2022	2023
MKDWELL Tech Inc.	Expenses paid on behalf a related party	$-	$14,674

(c)	Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,
Related parties	Nature	2022	2023
Ming-Chia Huang (1)	Loan from related parties	$48,812	$334,028
Ming-Chao Huang(2)	Loan from related parties	-	7,044
Ming-Chao Huang	Expenses paid on behalf the Company	-	491
		$48,812	$341,563

(1)	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% in 2022 and 2023. In May 2022. Ming-Chia Huang converted US$336,022 loan balance in exchange for 1,000,000 ordinary shares of MKD Taiwan, with the remaining balance due in December 2023.

For the years ended December 31, 2023, the Company entered into six loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$326,524 to the Company with the same annual interest rate at 3.5% and one-year maturity which will be due in March 2024 and June 2024, respectively.

(2)	For the years ended December 31, 2023, the Company entered into a loan arrangement with Ming-Chao Huang and obtain loans in the amount of US$7,044 to the Company with non-interest rate and one-year maturity which will be due in September 2024.

These loans will be fully settled when matured.

(d)	Related party transactions

	For the years ended December 31,
Nature	2022	2023
Interest expenses of loans from related parties
Ming-Chao Huang	$117,789	$-
Ming-Chia Huang	4,874	6,980

Proceeds of loans from related parties
Ming-Chao Huang	$-	$43,783
Ming-Chia Huang	$117,464	$369,152

Debt to equity conversion
Ming-Chao Huang (1)	$1,627,729	$-
Ming-Chia Huang	$336,022	$-
Chih-Hsiang Tang (2)	$33,602	$-

Capital injection
Ming-Chao Huang (1)	$-	$573,032

Share transfer
Ming-Chao Huang (1)	$-	$573,032

(1)	During the year ended December 31, 2021 and 2022, the Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtain loans to the Company with annual interest rate ranging from 6% to 6.5%. In December 2022, Ming-Chao Huang converted US$1,627,729 loan balance as non-controlling interests contribution in exchange of 42% share interest of MKD Jiaxing, with the remaining balance being paid off.

In July 2023, Ming-Chao Huang and MKD BVI entered into a share transfer agreement to transfer the 42% share interest of MKD Jiaxing to MKD BVI with a total consideration of US$1,627,729, which was offset by the consideration of shares issued to Ming-Chao Huang by MKD BVI.

(2)	In November 2020, MKD Taiwan entered into loan arrangement with Chih-Hsiang Tang and obtained loans to MKD Taiwan with annual interest rate at 3.5%. In May 2022, Chih-Hsiang Tang converted US$33,602 loan balance in exchange for 100,000 ordinary shares of MKD Taiwan, with the remaining balance being paid off.